SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund

Supplement Dated March 15, 2011
to the Class A Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes.

Change in the Disclosure of Portfolio Holdings Information for the Multi-Strategy Alternative Fund

In the section entitled "Disclosure of Portfolio Holdings Information," the first paragraph is hereby deleted in its entirety and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Except as set forth below, five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Sixty calendar days after the end of each quarter, a list of all portfolio holdings in the Multi-Strategy Alternative Fund as of the end of such quarter shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website with respect to the Multi-Strategy Alternative Fund shall remain there until the sixtieth calendar day following the twelfth month after the date to which the data relates, at which time it will be permanently removed from the site.

There are no other changes to the Class A Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-718 (3/11)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund

Supplement Dated March 15, 2011
to the Statement of Additional Information ("SAI") Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes.

Change in the Disclosure of Portfolio Holdings Information

In the section entitled "Disclosure of Portfolio Holdings Information," the second paragraph is hereby deleted in its entirety and replaced with the following:

Except as set forth below, five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Sixty calendar days after the end of each quarter, a list of all portfolio holdings in the Multi-Strategy Alternative Fund as of the end of such quarter shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website with respect to the Multi-Strategy Alternative Fund shall remain there until the sixtieth calendar day following the twelfth month after the date to which the data relates, at which time it will be permanently removed from the site.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-719 (3/11)